Expense Example, No Redemption - The Hartford Capital Appreciation Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	$ 2,159